RELATED PARTY TRANSACTIONS (Schedule of Amounts Due from and to Related Parties, Excluding Direct Financing Lease Balances) (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 04, 2025	Jun. 30, 2025	Dec. 31, 2024
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term		$ 45,000	$ 45,000
River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term		45,000
Related Party
Amounts due from and to related parties [Abstract]
Allowance for expected credit losses		(37)	(33)
Total amount due from related parties		7,567	5,201
Loans to related parties - associated companies, long-term		45,000	45,000
Due to related parties		1,809	1,296
Related Party | Frontline plc
Amounts due from and to related parties [Abstract]
Other related parties		4,522	4,252
Related Party | Seatankers
Amounts due from and to related parties [Abstract]
Other related parties		679	521
Due to related parties		136	0
Related Party | Golden Ocean *
Amounts due from and to related parties [Abstract]
Other related parties		0	237
Due to related parties		0	56
Related Party | Front Ocean
Amounts due from and to related parties [Abstract]
Other related parties		10	18
Related Party | Paratus
Amounts due from and to related parties [Abstract]
Other related parties		4	2
Related Party | Northern Ocean Operations Ltd. (“Northern Ocean”)
Amounts due from and to related parties [Abstract]
Other related parties		2,110	0
Related Party | NorAm Drilling
Amounts due from and to related parties [Abstract]
Other related parties		171	109
Related Party | River Box
Amounts due from and to related parties [Abstract]
Other related parties		103	92
Related Party | Other related parties
Amounts due from and to related parties [Abstract]
Other related parties		5	3
Due to related parties		5	6
Related Party | Frontline Shipping
Amounts due from and to related parties [Abstract]
Due to related parties		1,668	1,234
Related Party | Hemen
Amounts due from and to related parties [Abstract]
Share purchase agreement, number of shares	81,363,730
Share purchase agreement, share price (in USD per share)	$ 14.49
Related Party | River Box
Amounts due from and to related parties [Abstract]
Loans to related parties - associated companies, long-term		$ 45,000	$ 45,000